Financial instruments at fair value	12 Months Ended
Mar. 31, 2014
Fair Value Disclosures [Abstract]
Financial instruments at fair value
11	Leases

(a)	Capital leases

During the year ended March 31, 2014, the Group entered into additional capital lease obligations amounting to approximately $123,000 for two motor vehicles.

Future minimum payments under capital leases as of March 31, 2014 with an initial term of more than one year are as follows:

Future minimum payments under capital	Principal repayment	Interest payment	Total obligations
leases for the years ended March 31,	$ in thousands	$ in thousands	$ in thousands
2015	23	3	26
2016	24	2	26
2017	24	1	25
2018	19	0	19
2019	2	0	2

	92	6	98

(b)	Operating leases

As of March 31, 2014, the Group leases two properties and a factory in Shenzhen under rental agreements to third parties. The Group will need to pay a cancellation fee of approximately $8,000 for the two properties if the Group decides to terminate all the rental agreements before their expiry.

The Shenzhen factory was rented out to a third party from August 1, 2013 to August 1, 2019. The expected future rental payments to be received are as follows:

Year ending March 31,	$ in thousands
2015	89
2016	89
2017	94
2018	94
2019	20

386

Rental expense for all operating leases of an office premise in Shenzhen amounted to approximately $108,000, $nil and $51,000 for the fiscal years ended March 31, 2012, 2013 and 2014, respectively.

During the fiscal year ended March 31, 2014, and the Company rented out the Shenzhen factory to a third party as a source of rental income from August 1, 2013 to August 1, 2019.  The expected future rental payments to be received are as follows:

Year ending March 31,	$ in thousands
2015	1,249
2016	1,249
2017	1,332
2018	1,374
2019	1,374
2020	458

7,036